Short-term borrowings (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Aug. 02, 2024	Dec. 07, 2022	Mar. 31, 2025	Mar. 31, 2024
Line of Credit Facility [Line Items]
Exchange rate	$ 95	$ 134	$ 2,337	$ 2,399
Interest rate	10.25%	10.75%	0.80%	0.80%
Insurance for its directors			After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with $5,000 in coverage. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 was payable in ten equal monthly instalments of $73. The arrangement represented a financing transaction where the premium payable was deferred. The interest rate under the arrangement was 9.2% per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same was recognized as part of the interest expense in the consolidated statement of operations. During the year ended March 31, 2025, the interest expense so recognized was $9. The balance premium payable as of March 31, 2025 is $0.
Renewed insurance policy for its directors			ATI renewed this insurance policy for its directors and senior officers to cover $5,000 w.e.f. November 6, 2024. The total premium payable in relation to this was $670 out of which $58 was paid upfront and the balance $612 is payable in ten equal monthly instalments of $58. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 7.41% per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $23 and the same would be recognized as part of the interest expense in the consolidated statement of operations.
Interest expense			$ 16
Premium payable			394
Amended Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity			160,000
Exchange rate			1,870
Amended Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity			320,000
Exchange rate			3,739
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Fund drawdown amount			$ 3,586	$ 3,802